Long Term Debt	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long Term Debt

Note 7 - Long Term Debt

Long-term debt consisted of the following at June 30, 2020, we had no long-term debt as of June 30, 2019:

Convertible Notes (at fair value)	$14,131,000
PPP loan	2,204,600
Subtotal	16,335,600
Less: current maturities	(6,135,364)
Total long-term debt, less current portion	$10,200,236

Senior Secured Convertible Notes

On June 8, 2020, we entered into a Securities Purchase Agreement, or SPA, with two institutional investors, or the Note Holders, to sell a new series of senior secured convertible notes, or the Convertible Notes, of Akerna in a private placement to the Note Holders, in the aggregate principal amount of $17.0 million having an aggregate original issue discount of 12%, and ranking senior to all outstanding and future indebtedness of Akerna. The Convertible Notes were sold on June 9, 2020, with an original issue discount pursuant to which the Note Holders paid $880 per each $1,000 in principal amount of the Convertible Notes. The Convertible Notes do not bear interest except upon the occurrence of an event of default, in which event the applicable rate will be 15.00% per annum.

The Convertible Notes mature on June 1, 2023, are payable in installments beginning on October 1, 2020, and may not be prepaid. The Convertible Notes are convertible at any time, at the election of the Holders and subject to certain limitations, into shares of common stock at a rate equal to the amount of principal, interest, if any, and unpaid late charges, if any, divided by a conversion price of $11.50. Under the terms of the Convertible Notes, the Convertible Notes are convertible at any time, in whole or in part, at the option of the holders thereof, into shares of common stock at a rate equal to the amount of principal, interest (if any) and unpaid late charges (if any), divided by a conversion price of $11.50.

In connection with the occurrence of an event of default, the Holders of the Convertible Notes will be entitled to convert all or any portion of the Convertible Notes at an alternate conversion price equal to the lower of (i) the conversion price then in effect, or (ii) 80% of the lower of (x) the volume-weighted average price, or VWAP, of the common stock as of the trading day immediately preceding the applicable date of determination, or (y) the quotient of (A) the sum of the VWAP of the common stock for each of the two trading days with the lowest VWAP of the common stock during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable date of determination, divided by (B) two, but not less than $1.92.

We have elected to use the fair value option to account for the Convertible Notes. The fair value of the Convertible Notes on issuance was recorded as $15.0 million. During the year ended June 30, 2020, the fair value of the Convertible Notes decreased by $0.8 million. Of the adjustment, a decrease of $0.1 million resulted from instrument-specific credit risk and was recognized as other comprehensive income and accumulated in equity and a decrease of $0.8 million was recognized as current period other expense in our consolidated statement of operations. As of June 30, 2020, the fair value of the Convertible Notes on our consolidated balance sheet was $14.1 million.

Paycheck Protection Program Loan

In April 2020, we were granted a loan, or the PPP Loan, from a lender in the aggregate amount of $2.2 million pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act, or the CARES Act. The PPP Loan is evidenced by a promissory note dated April 21, 2020, the Note. The PPP Loan bears interest at a fixed rate of 1.0% per annum, with the first six months of interest deferred from the date of the Note, has an initial term of two years from the date of the Note, and is unsecured and guaranteed by the Small Business Administration. We may prepay up to 20% of the PPP Loan amount at any time prior to maturity with no prepayment penalties. We must pay all accrued interest if we prepay greater than 20% of the PPP Loan amount and the PPP Loan has been sold on the secondary market. The Note provides for customary events of default. The PPP Loan may be accelerated upon the occurrence of an event of default. The PPP Loan may be forgiven in accordance with the terms of the CARES Act. The principal amount of the PPP Loan not forgiven and accrued interest is to be repaid in 18 equal monthly installments beginning seven months from the date of the disbursement of the PPP Loan. We applied for the PPP Loan and received the proceeds from the PPP Loan prior to the issuance of the recent guidance from the United States Treasury Department and U.S. Small Business Administration on April 23, 2020. We are currently evaluating the impact this guidance has on Akerna and the PPP Loan.

We are accounting for the PPP Loan as a liability and accrue interest expense using the effective interest method.

The aggregate scheduled maturities of outstanding long-term debt obligations in subsequent years are as follows:

Fiscal Year ending June 30,
2021	$6,844,620
2022	12,359,980
Aggregate maturities	19,204,600
Original issue discount on Convertible Notes	(2,040,000)
Unrealized change in fair value of Convertible Notes	(829,000)
Long term debt outstanding as of June 30, 2020	$16,335,600